Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement Of Comprehensive Income [Abstract]
Net income	$ 9,166	$ 4,277	$ 12,694	$ 6,775	$ 17,171	$ (4,828)
Other comprehensive income (loss):
Unrealized net holding gains (losses) on investment securities available for sale, net of taxes of $(4,404), $4,590, $(6,397), $2,960, $(5,003) and $11,759 respectively	7,008	(7,308)	10,183	(4,714)	(7,967)	18,724
Reclassification adjustment for (gains) losses on investment securities available for sale included in net income, net of taxes of $658, $726, $271, $1,172, ($3,234) and $2,223 respectively	(1,047)	(1,155)	(431)	(1,866)	(5,148)	3,556
Total other comprehensive income (loss)	5,961	(8,463)	9,752	(6,580)	(13,115)	22,280
Total comprehensive income (loss)	$ 15,127	$ (4,186)	$ 22,446	$ 195	$ 4,056	$ 17,452